Financial Instruments and Risk Management (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Financial Instruments and Risk Management [Abstract]
Cash	$ 1,704,908	$ 3,664,578
Current liabilities	$ 491,452